Share-Based Payment - Summary Of Share Based Payment (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Ending balance	6,864,011
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	148,148
Granted		148,148
Transferred during the period	(41,685)
Forfeited during the year	(23,971)
Ending balance	82,492	148,148
Restricted Stock Units [Member] | December 2023 [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	41,240
Restricted Stock Units [Member] | December 2024 [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	41,252